Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Long lived assets	$ 129,063	$ 148,076
Long lived assets percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Long lived assets	$ 62,172	$ 64,143
Long lived assets percentage	48.20%	43.30%
U.S.
Disclosure of geographical areas [line items]
Long lived assets	$ 65,784	$ 82,607
Long lived assets percentage	51.00%	55.80%
Europe
Disclosure of geographical areas [line items]
Long lived assets	$ 1,107	$ 1,326
Long lived assets percentage	0.80%	0.90%